Annual Total Returns - FidelityPuritanFund-RetailPRO - FidelityPuritanFund-RetailPRO - Fidelity Puritan Fund - Fidelity Puritan Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return 2014	10.75%
Annual Return 2015	1.77%
Annual Return 2016	5.03%
Annual Return 2017	18.74%
Annual Return 2018	(4.16%)
Annual Return 2019	21.25%
Annual Return 2020	20.56%
Annual Return 2021	18.94%
Annual Return 2022	(17.24%)
Annual Return 2023	20.22%